Income Taxes - Deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Deferred tax position			$ 262
Cost | Warrants
Income Taxes
Deferred tax position	$ 739	$ 2,118	4,289
Cost | Loss carry forward
Income Taxes
Deferred tax position	13,581	9,530	3,759
Cost | Research and development expenditures
Income Taxes
Deferred tax position			262
Cost | Other items
Income Taxes
Deferred tax position	(214)	(98)	(6)
Valuation allowance
Income Taxes
Deferred tax position	$ (14,106)	$ (11,550)	$ (8,042)